Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 18, 2012	Oct. 31, 2009 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Apr. 30, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Aug. 31, 2010 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Dec. 31, 2011 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 5 3/8% Wynn Las Vegas First Mortgage Notes, Due March 15, 2022	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Mar. 30, 2007 $42 Million Note Payable, Due April 1, 2017	Jun. 30, 2012 $42 Million Note Payable, Due April 1, 2017	Dec. 31, 2011 $42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%	7.875%	7.875%	7.875%		7.875%	7.875%	7.875%		7.75%	7.75%	7.75%	5.375%
Interest in addition to LIBOR														3.00%	3.00%	3.00%	3.00%	1.875%	1.875%	3.00%	3.00%	1.25%	1.25%	1.25%
Long-term debt due date	Feb. 18, 2022	Nov. 01, 2017	Nov. 01, 2017	Nov. 01, 2017		May 01, 2020	May 01, 2020	May 01, 2020		Aug. 15, 2020	Aug. 15, 2020	Aug. 15, 2020	Mar. 15, 2022	Jul. 15, 2013	Jul. 15, 2013	Jul. 17, 2015	Jul. 17, 2015	Aug. 15, 2013	Aug. 15, 2013	Aug. 17, 2015	Aug. 17, 2015	Apr. 01, 2017	Apr. 01, 2017	Apr. 01, 2017
Original issue discount			$ 7,993	$ 8,578	$ 9,678		$ 2,205	$ 2,303	$ 2,489